Shareholder Report, Holdings (Details)	Nov. 30, 2025
C000222692 | T. Rowe Price U.S. Limited Duration TIPS Index Fund
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000222692 | T. Rowe Price QM U.S. Bond Index Fund
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000222692 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000222692 | T. Rowe Price International Bond Fund (USD Hedged)
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000222692 | T. Rowe Price International Equity Index Fund
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000222692 | T. Rowe Price Hedged Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000222692 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000222692 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000222692 | T. Rowe Price Dynamic Global Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000222692 | T. Rowe Price Emerging Markets Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000222692 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	40.60%
C000222692 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000222692 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000222692 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000222692 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000222693 | T. Rowe Price U.S. Limited Duration TIPS Index Fund
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000222693 | T. Rowe Price QM U.S. Bond Index Fund
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000222693 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000222693 | T. Rowe Price International Bond Fund (USD Hedged)
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000222693 | T. Rowe Price International Equity Index Fund
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000222693 | T. Rowe Price Hedged Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000222693 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000222693 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000222693 | T. Rowe Price Dynamic Global Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000222693 | T. Rowe Price Emerging Markets Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000222693 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	40.60%
C000222693 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000222693 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000222693 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000222693 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.60%